Investment Properties - Schedule of Minimum Lease Payments Receivable on Leases of Investment Properties (Details)	Dec. 31, 2024 USD ($)
Schedule of Minimum Lease Payments Receivable on Leases of Investment Properties [Line Items]
Total	$ 262,194
Within 1 year [Member]
Schedule of Minimum Lease Payments Receivable on Leases of Investment Properties [Line Items]
Total	41,852
Between 1 and 2 years [Member]
Schedule of Minimum Lease Payments Receivable on Leases of Investment Properties [Line Items]
Total	50,015
Between 2 and 3 years [Member]
Schedule of Minimum Lease Payments Receivable on Leases of Investment Properties [Line Items]
Total	51,845
Between 3 and 4 years [Member]
Schedule of Minimum Lease Payments Receivable on Leases of Investment Properties [Line Items]
Total	53,675
Between 4 and 5 years [Member]
Schedule of Minimum Lease Payments Receivable on Leases of Investment Properties [Line Items]
Total	55,505
Later than 5 years [Member]
Schedule of Minimum Lease Payments Receivable on Leases of Investment Properties [Line Items]
Total	$ 9,302